Trade and other receivables, net	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables, net	Trade and other receivables, net

	2021	2020
Non-current
Advances to suppliers	952	1,704
Income tax credits	6,862	5,283
Non-income tax credits (i)	19,156	18,195
Judicial deposits	1,674	2,188
Receivable from disposal of subsidiary (Note 21)	9,830	23,093
Other receivables	3,757	1,803
Non-current portion	42,231	52,266
Current
Trade receivables	63,726	58,530
Less: Allowance for trade receivables	(3,023)	(3,965)
Trade receivables – net	60,703	54,565
Prepaid expenses	9,405	10,427
Advances to suppliers	19,074	17,751
Income tax credits	1,846	1,709
Non-income tax credits (i)	29,414	33,628
Receivable from disposal of subsidiary (Note 21)	17,259	15,506
Cash collateral	21	36
Other receivables	8,127	12,040
Subtotal	85,146	91,097
Current portion	145,849	145,662
Total trade and other receivables, net	188,080	197,928

(i) Includes US$303 (2020: US$363) reclassified from property, plant and equipment.

The fair values of current trade and other receivables approximate their respective carrying amounts due to their short-term nature. The fair values of non-current trade and other receivables approximate their carrying amount, as the impact of discounting is not significant.

The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in U.S. Dollars):

	2021	2020
Currency
U.S. Dollar	62,604	56,531
Argentine Peso	55,260	55,433
Uruguayan Peso	460	811
Brazilian Reais	69,756	85,153
	188,080	197,928

As of December 31, 2021 trade receivables of US$11,224 (2020: US$11,623) were past due but not impaired. The aging analysis of these receivables indicates that US$717 and US$977 are over 6 months in December 31, 2021 and 2020, respectively.

Since January 1, 2018, for trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.
Delinquency in payments was an indicator that a receivable may be impaired. However, management considers all available evidence in determining when a receivable is impaired. Generally, trade receivables, which are more than 180 days past due are fully provided for. However, certain receivables 180+ days overdue are not provided for based on a case-by-case analysis of credit quality analysis. Furthermore, receivables, which are not 180+ days overdue, may be provided for if specific analysis indicates a potential impairment.

Movements on the Group’s allowance for trade receivables are as follows:

	2021	2020	2019
At January 1	3,965	3,773	2,503
Charge of the year	2,022	2,192	3,656
Acquisition of subsidiary	—	—	46
Unused amounts reversed	(970)	(769)	(1,314)
Used during the year	(1,456)	(446)	(48)
Exchange differences	(538)	(785)	(1,070)
At December 31	3,023	3,965	3,773

The creation and release of allowance for trade receivables have been included in “Selling expenses” in the statement of income. Amounts charged to the allowance account are generally written off, when there is no expectation of recovering additional cash.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.

As of December 31, 2021, approximately 53% (2020: 25%) of the outstanding unimpaired trade receivables (neither past due not impaired) relate to sales to 24 well-known multinational companies with good credit quality standing, including but not limited to Itersnack Procurement B.V., Camara de Comercializacao de Energia Electrica CCEE, The Real Peunats Company, Interfood Americas S.A., Mastellone Hnos. S.A., Cencosud S.A., among others. Most of these entities or their parent companies are externally credit-rated. The Group reviews these external ratings from credit agencies.

The remaining percentage as of December 31, 2021 and 2020 of the outstanding unimpaired trade receivables (neither past due nor impaired) relate to sales to a dispersed large quantity of customers for which external credit ratings may not be available. However, the total base of customers without an external credit rating is relatively stable.

New customers with less than six months of history with the Group are closely monitored. The Group has not experienced credit problems with these new customers to date. The majority of the customers for which an external credit rating is not available are existing customers with more than six months of history with the Group and with no defaults in the past. A minor percentage of customers may have experienced some non-significant defaults in the past but fully recovered.